Equity Incentive Plans (Details) - Schedule of stock option activity - Leafly Holdings, Inc.[Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Number of Shares, Outstanding at beginning	5,765	5,982
Weighted Average Exercise Price, Outstanding at beginning	$ 0.33	$ 0.65
Number of Shares, Granted	6,672	4,290
Weighted Average Exercise Price, Granted	$ 0.36	$ 0.6
Number of Shares, Exercised	(693)
Weighted Average Exercise Price, Exercised	$ 0.36	$ 0.16
Number of Shares, Forfeit or expired	(217)	(3,959)
Weighted Average Exercise Price, Forfeit or expired	$ 0.4	$ 0.96
Number of Shares, Outstanding at ending	11,527	5,765
Weighted Average Exercise Price, Outstanding at ending	$ 0.35	$ 0.33
Aggregate Intrinsic Value, Outstanding at ending	$ 20,228	$ 242
Weighted Average Remaining Contractual Term (in years), Outstanding at ending	9 years	8 years 11 months 1 day
Number of Shares, Vested and exercisable	3,854	1,594
Weighted Average Exercise Price, Vested and exercisable	$ 0.32	$ 0.26
Aggregate Intrinsic Value, Vested and exercisable	$ 6,843	$ 166
Weighted Average Remaining Contractual Term (in years), Vested and exercisable	8 years 4 months 13 days	7 years 11 months 19 days